Note 4 (Tables)	12 Months Ended
Dec. 31, 2025
Shareholder Remuneration System [Abstract]
Available amount for interim dividend payments [Table Text Block]
The forecasted financial statement, drawn up in compliance with the applicable legal requirements, which evidenced the existence of sufficient liquidity to distribute the abovementioned amount approved by the Board of Directors of BBVA, was the following:

AVAILABLE AMOUNT FOR INTERIM DIVIDEND PAYMENTS (MILLIONS OF EUROS)

August 31, 2025
Profit of BBVA, S.A., after the provision for income tax	5,518
Constitution of legal reserve ⁽¹⁾	(110)
Maximum amount distributable	5,408
Amount of proposed interim dividend ⁽¹⁾	2,205
BBVA cash balance available to the date	27,334
(1) In the event that the maximum number of new shares authorized by the Board to satisfy the offer price in the public takeover bid made on Banco de Sabadell, S.A. were issued, which was rendered ineffective on October 16, 2025.

Allocation of earnings [Table Text Block]
In accordance with current mercantile regulations, the earnings subject to distribution correspond to the individual result of Banco Bilbao Vizcaya Argentaria, SA, the parent company of the BBVA Group.
Below is the distribution of the earnings of Banco Bilbao Vizcaya Argentaria, S.A. for the 2025 financial year, which the Board of Directors will submit for approval to the Annual General Shareholders’ Meeting:

ALLOCATION OF EARNINGS (MILLIONS OF EUROS)

2025
Profit (loss) of BBVA, S.A. for the year	7,157
Distribution
Interim dividends	1,842
Final dividend	3,425
Reserves / Accumulated gains	1,889